Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Pension Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses (gains)	$ 11	$ (3)
Past service costs (credits)/plan amendments	0	0
Amortization of actuarial losses (gains)	1	(1)
Foreign currency translation	1	1
Income tax (recovery) expense	(5)	2
Total recognized in comprehensive income	8	(1)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial losses (gains)	64	41
Past service credits/plan amendments	0	0
Amortization of actuarial (losses) gains	(23)	(47)
Amortization of past service (costs) credits	(1)	1
Foreign currency translation	(10)	21
Regulatory adjustments	0	4
Total recognized in regulatory assets	30	20
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial losses (gains)	0	(2)
Past service costs (credits)/plan amendments	5	(1)
Amortization of actuarial losses (gains)	0	0
Foreign currency translation	0	0
Income tax (recovery) expense	0	0
Total recognized in comprehensive income	5	(3)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial losses (gains)	3	(39)
Past service credits/plan amendments	0	(3)
Amortization of actuarial (losses) gains	4	0
Amortization of past service (costs) credits	8	11
Foreign currency translation	0	(3)
Regulatory adjustments	(8)	(1)
Total recognized in regulatory assets	$ 7	$ (35)